CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS

PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 333-272291

REGISTRANT: The Guardian Insurance & Annuity Company, Inc. (Guardian MarketPerform®)

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-4 has been filed electronically.

Signature

The Guardian Insurance & Annuity Company, Inc. have caused this Certification to be signed on their behalf.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (REGISTRANT)

/s/ *
Dominique Baede
President

*By:	/s/ Patrick D. Ivkovich	Date: May 2, 2025
Patrick D. Ivkovich Attorney-In-Fact
Pursuant to Power of Attorney